Maturities of assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 56,661	£ 62,705	£ 78,110
Financial assets at fair value through profit or loss	240,413	215,925
Derivative financial instruments	19,727	24,065
Loans and advances to banks	7,236	7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Financial assets at amortised cost	553,672	531,777
Financial assets at fair value through other comprehensive income	36,320	30,690
Other assets	20,655	24,788
Total assets	944,072	906,697
Liabilities
Deposits from banks	5,779	6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Financial liabilities at fair value through profit or loss	27,909	27,611
Derivative financial instruments	16,132	21,676
Debt securities in issue at amortised cost	78,271	70,834
Liabilities arising from insurance and participating investment contracts	135,284	122,064
Liabilities arising from non-participating investment contracts	61,640	51,228
Other liabilities	20,945	25,918
Subordinated liabilities	9,894	10,089	£ 10,253
Total liabilities	896,205	860,809
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	56,661	62,705
Financial assets at fair value through profit or loss	240,413	215,925
Derivative financial instruments	19,727	24,065
Loans and advances to banks	7,236	7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Financial assets at amortised cost	553,672	531,777
Financial assets at fair value through other comprehensive income	36,320	30,690
Other assets	37,279	41,535
Total assets	944,072	906,697
Liabilities
Deposits from banks	5,779	6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Financial liabilities at fair value through profit or loss	27,909	27,611
Derivative financial instruments	16,132	21,676
Debt securities in issue at amortised cost	78,271	70,834
Liabilities arising from insurance and participating investment contracts	135,284	122,064
Liabilities arising from non-participating investment contracts	61,640	51,228
Other liabilities	26,269	30,644
Subordinated liabilities	9,894	10,089
Total liabilities	896,205	860,809
Up to 1 month £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	56,661	62,705
Financial assets at fair value through profit or loss	12,449	13,096
Derivative financial instruments	1,626	2,405
Loans and advances to banks	1,890	2,842
Loans and advances to customers	18,991	18,748
Reverse repurchase agreements	9,911	22,793
Debt securities	88	40
Financial assets at amortised cost	30,880	44,423
Financial assets at fair value through other comprehensive income	205	8
Other assets	2,668	3,231
Total assets	104,489	125,868
Liabilities
Deposits from banks	1,921	1,783
Customer deposits	423,727	392,403
Repurchase agreements at amortised cost	11,865	8,698
Financial liabilities at fair value through profit or loss	13,100	15,443
Derivative financial instruments	1,254	2,409
Debt securities in issue at amortised cost	243	3,222
Liabilities arising from insurance and participating investment contracts	476	478
Liabilities arising from non-participating investment contracts	481	419
Other liabilities	6,754	7,519
Subordinated liabilities	0	0
Total liabilities	459,821	432,374
1 to 3 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	8,163	6,843
Derivative financial instruments	1,759	2,302
Loans and advances to banks	1,576	1,350
Loans and advances to customers	13,984	12,747
Reverse repurchase agreements	14,193	13,356
Debt securities	459	1,439
Financial assets at amortised cost	30,212	28,892
Financial assets at fair value through other comprehensive income	934	178
Other assets	841	1,015
Total assets	41,909	39,230
Liabilities
Deposits from banks	386	669
Customer deposits	25,731	27,489
Repurchase agreements at amortised cost	9,699	5,140
Financial liabilities at fair value through profit or loss	6,021	3,677
Derivative financial instruments	1,361	2,218
Debt securities in issue at amortised cost	9,345	10,190
Liabilities arising from insurance and participating investment contracts	675	436
Liabilities arising from non-participating investment contracts	718	646
Other liabilities	1,783	1,711
Subordinated liabilities	1,130	638
Total liabilities	56,849	52,814
3 to 6 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	5,217	6,680
Derivative financial instruments	759	1,079
Loans and advances to banks	1,249	903
Loans and advances to customers	15,869	15,375
Reverse repurchase agreements	11,114	6,945
Debt securities	1,597	232
Financial assets at amortised cost	29,829	23,455
Financial assets at fair value through other comprehensive income	276	39
Other assets	153	157
Total assets	36,234	31,410
Liabilities
Deposits from banks	813	540
Customer deposits	17,233	18,009
Repurchase agreements at amortised cost	6,511	1,660
Financial liabilities at fair value through profit or loss	2,103	774
Derivative financial instruments	677	1,054
Debt securities in issue at amortised cost	11,459	6,074
Liabilities arising from insurance and participating investment contracts	393	51
Liabilities arising from non-participating investment contracts	1,063	1,058
Other liabilities	276	351
Subordinated liabilities	0	277
Total liabilities	40,528	29,848
6 to 9 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	3,636	3,675
Derivative financial instruments	583	774
Loans and advances to banks	575	452
Loans and advances to customers	13,550	12,271
Reverse repurchase agreements	3,901	2,764
Debt securities	370	358
Financial assets at amortised cost	18,396	15,845
Financial assets at fair value through other comprehensive income	415	140
Other assets	1,083	1,030
Total assets	24,113	21,464
Liabilities
Deposits from banks	951	171
Customer deposits	10,711	18,650
Repurchase agreements at amortised cost	876	0
Financial liabilities at fair value through profit or loss	342	131
Derivative financial instruments	388	781
Debt securities in issue at amortised cost	6,594	4,265
Liabilities arising from insurance and participating investment contracts	465	102
Liabilities arising from non-participating investment contracts	1,050	1,211
Other liabilities	912	684
Subordinated liabilities	0	0
Total liabilities	22,289	25,995
9 to 12 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	1,880	2,837
Derivative financial instruments	418	659
Loans and advances to banks	231	187
Loans and advances to customers	11,358	11,010
Reverse repurchase agreements	1,489	1,524
Debt securities	446	273
Financial assets at amortised cost	13,524	12,994
Financial assets at fair value through other comprehensive income	451	728
Other assets	90	106
Total assets	16,363	17,324
Liabilities
Deposits from banks	115	171
Customer deposits	9,055	18,327
Repurchase agreements at amortised cost	232	13,227
Financial liabilities at fair value through profit or loss	419	1,048
Derivative financial instruments	318	588
Debt securities in issue at amortised cost	3,193	2,089
Liabilities arising from insurance and participating investment contracts	501	224
Liabilities arising from non-participating investment contracts	1,038	1,165
Other liabilities	734	446
Subordinated liabilities	500	1,070
Total liabilities	16,105	38,355
1 to 2 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	7,267	4,244
Derivative financial instruments	1,179	1,237
Loans and advances to banks	473	583
Loans and advances to customers	37,418	34,790
Reverse repurchase agreements	6,875	1,355
Debt securities	1,152	4,128
Financial assets at amortised cost	45,918	40,856
Financial assets at fair value through other comprehensive income	4,163	3,908
Other assets	222	295
Total assets	58,749	50,540
Liabilities
Deposits from banks	449	350
Customer deposits	6,413	4,153
Repurchase agreements at amortised cost	6,269	93
Financial liabilities at fair value through profit or loss	362	402
Derivative financial instruments	1,119	1,207
Debt securities in issue at amortised cost	13,787	8,190
Liabilities arising from insurance and participating investment contracts	2,383	1,510
Liabilities arising from non-participating investment contracts	4,018	4,362
Other liabilities	1,646	1,548
Subordinated liabilities	0	1,706
Total liabilities	36,446	23,521
2 to 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	14,941	11,030
Derivative financial instruments	2,814	3,062
Loans and advances to banks	1,235	1,579
Loans and advances to customers	69,454	67,901
Reverse repurchase agreements	3,503	739
Debt securities	2,804	2,183
Financial assets at amortised cost	76,996	72,402
Financial assets at fair value through other comprehensive income	12,821	11,746
Other assets	276	643
Total assets	107,848	98,883
Liabilities
Deposits from banks	1,134	2,413
Customer deposits	3,170	3,456
Repurchase agreements at amortised cost	1	8,942
Financial liabilities at fair value through profit or loss	1,484	1,466
Derivative financial instruments	2,497	3,407
Debt securities in issue at amortised cost	21,566	26,525
Liabilities arising from insurance and participating investment contracts	9,215	7,992
Liabilities arising from non-participating investment contracts	10,984	9,807
Other liabilities	469	2,237
Subordinated liabilities	4,081	2,219
Total liabilities	54,601	68,464
Over 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	186,860	167,520
Derivative financial instruments	10,589	12,547
Loans and advances to banks	7	4
Loans and advances to customers	300,839	287,015
Reverse repurchase agreements	0	0
Debt securities	7,071	5,891
Financial assets at amortised cost	307,917	292,910
Financial assets at fair value through other comprehensive income	17,055	13,943
Other assets	31,946	35,058
Total assets	554,367	521,978
Liabilities
Deposits from banks	10	61
Customer deposits	417	258
Repurchase agreements at amortised cost	3,117	0
Financial liabilities at fair value through profit or loss	4,078	4,670
Derivative financial instruments	8,518	10,012
Debt securities in issue at amortised cost	12,084	10,279
Liabilities arising from insurance and participating investment contracts	121,176	111,271
Liabilities arising from non-participating investment contracts	42,288	32,560
Other liabilities	13,695	16,148
Subordinated liabilities	4,183	4,179
Total liabilities	£ 209,566	£ 189,438